Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated September 20, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.34%	0.34%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.40%	0.68%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$41	$69
3 Years	$128	$218
5 Years	$224	$379
10 Years	$505	$847

MEDIUM-DURATION BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GUIDESTONE FUNDS
Supplement dated September 20, 2024
to
Prospectus dated May 1, 2024
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  FEES AND EXPENSES CHANGES TO THE MEDIUM-DURATION BOND FUND
Under the heading “Fees and Expenses” for the Medium-Duration Bond Fund (“MDBF”), on page 80, the Annual Fund Operating Expenses table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
Management fee(1)	0.34%	0.34%
Other expenses	0.05%	0.33%
Acquired fund fees and expenses	0.01%	0.01%
Total annual Fund operating expenses	0.40%	0.68%
(1)
The management fee has been restated to reflect the estimated fee for the current fiscal year.
Under the heading “Fees and Expenses” for the MDBF, on page 80, the Expense Example table is deleted in its entirety and replaced with the following:
	Institutional Class	Investor Class
1 Year	$41	$69
3 Years	$128	$218
5 Years	$224	$379
10 Years	$505	$847

Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The management fee has been restated to reflect the estimated fee for the current fiscal year.
MEDIUM-DURATION BOND FUND | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.40%
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	$ 505
MEDIUM-DURATION BOND FUND | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.34%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.33%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.68%
1 Year	rr_ExpenseExampleYear01	$ 69
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	$ 847

[1]	The management fee has been restated to reflect the estimated fee for the current fiscal year.